Sentinel Funds

Classes A, C, I, R3, R6 and S

Supplement dated March 6, 2015

to the Statement of Additional Information, dated March 30, 2014, as supplemented December 23, 2014

Results of March 2, 2015 Shareholder Meeting of Sentinel Group Funds, Inc.

Sentinel Balanced Fund

Sentinel Common Stock Fund

Sentinel Georgia Municipal Bond Fund

Sentinel Government Securities Fund

Sentinel International Equity Fund

Sentinel Low Duration Bond Fund

Sentinel Mid Cap Fund

Sentinel Multi-Asset Income Fund

Sentinel Small Company Fund

Sentinel Sustainable Core Opportunities Fund

Sentinel Sustainable Mid Cap Opportunities Fund

Sentinel Total Return Bond Fund

At a special meeting of shareholders of Sentinel Group Funds, Inc. (the “Corporation”, and each series, a “Fund”) held on March 2, 2015 (the “Shareholder Meeting”), shareholders of the Corporation and of each of the Funds listed above approved the following changes to the Funds:

Directors Elected to the Corporation’s Board of Directors

Shareholders of the Corporation have elected Mehran Assadi, Thomas H. Brownell, Gary Dunton and John Pelletier as Directors.  Messrs. Dunton and Pelletier currently serve as Directors on the Corporation’s Board of Directors, each having been appointed a Director by the Corporation’s Board of Directors effective January 1, 2013.  Messrs. Assadi and Brownell will assume office on or about March 11, 2015.

Standardized Fundamental Investment Polices for Certain of the Sentinel Funds

The shareholders of each Fund, as indicated below, approved changes to their respective Fund’s fundamental investment policies (i.e., policies that cannot be changed without a shareholder vote).  The newly adopted standardized fundamental investment policies for each applicable Fund, which will become effective March 30, 2015, are as follows:

Borrowing Money.  Pursuant to the Fund’s fundamental investment policies, the Fund may not, except as permitted by the 1940 Act and the rules and regulations thereunder, or interpretations or exemptive or other relief from the SEC, SEC staff or other authority of competent jurisdiction: borrow money. (All Funds)

Purchasing or Selling Real Estate.  Pursuant to the Fund’s fundamental investment policies, the Fund may not, except as permitted by the 1940 Act and the rules and regulations thereunder, or interpretations or exemptive or other relief from the SEC, SEC staff or other authority of competent jurisdiction: purchase or sell real estate, except that the Fund may, to the extent permitted by applicable law, purchase, hold and sell securities or other instruments that are directly or indirectly secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and  securities of companies that invest in real estate or interests therein, and the Fund may purchase, hold and sell real estate as a result of the ownership of securities or other instruments.  (All Funds)

Underwriting Securities.  Pursuant to the Fund’s fundamental investment policies, the Fund may not, except as permitted by the 1940 Act and the rules and regulations thereunder, or interpretations or exemptive or other relief from the SEC, SEC staff or other authority of competent jurisdiction:  underwrite securities of other issuers, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting. (All Funds other than the Low Duration Bond Fund)

Making Loans.  Pursuant to the Fund’s fundamental investment policies, the Fund may not, except as permitted by the 1940 Act and the rules and regulations thereunder, or interpretations or exemptive or other relief from the SEC, SEC staff or other authority of competent jurisdiction:  make loans, provided that this limitation does not affect the ability of the Fund to lend securities, to enter into repurchase agreements or to acquire debt obligations, including without limitation, debt securities, loans, loan participations and assignments, and other forms of debt instruments. (All Funds)

Concentration.  Pursuant to the Fund’s fundamental investment policies, the Fund may not, except as permitted by the 1940 Act and the rules and regulations thereunder, or interpretations or exemptive or other relief from the SEC, SEC staff or other authority of competent jurisdiction:  concentrate its investments in a particular industry, as the term “concentrate” is used in the 1940 Act.  (All Funds other than the Low Duration Bond Fund)

Issuing Senior Securities.  Pursuant to the Fund’s fundamental investment policies, the Fund may not, except as permitted by the 1940 Act and the rules and regulations thereunder, or interpretations or exemptive or other relief from the SEC, SEC staff or other authority of competent jurisdiction: issue senior securities. (All Funds)

Commodities and Commodity Contracts.  Pursuant to the Fund’s fundamental investment policies, the Fund may not, except as permitted by the 1940 Act and the rules and regulations thereunder, or interpretations or exemptive or other relief from the SEC, SEC staff or other authority of competent jurisdiction: purchase or sell commodities or commodity contracts.  (All Funds other than the Low Duration Bond Fund)

Elimination of Fundamental Investment Polices Not Required by Law for Certain of the Sentinel Funds

The shareholders of each Fund, as indicated below, approved the elimination of fundamental investment policies not required by law related to matters set forth below.  The elimination of these fundamental investment policies will become effective March 30, 2015.

Purchasing Securities on Margin. (All Funds other than the Low Duration Bond Fund)

Investing in Oil, Gas or Other Mineral Exploration of Development Programs or Leases. (All Funds)

Investing in Warrants. (All Funds other than the Low Duration Bond Fund)

Investing for the Purposes of Exercising Control or Management. (All Funds other than the Low Duration Bond Fund)

Purchasing or Selling Securities, Other than Fund Shares, From or To Certain Persons Associated with the Fund. (All Funds other than the Low Duration Bond Fund)

Making Short Sales of Securities. (The Balanced Fund, the Common Stock Fund, the Georgia Municipal Bond Fund, the Government Securities Fund, the International Equity Fund, the Mid Cap Fund, the Multi-Asset Income Fund, the Small Company Fund, the Sustainable Core Opportunities Fund and the Sustainable Mid Cap Opportunities Fund)

Investing More Than 5% of Assets in a Single Issuer. (The Balanced Fund, the Common Stock Fund, the International Equity Fund, the Mid Cap Fund, the Multi-Asset Income Fund, the Small Company Fund, the Sustainable Core Opportunities Fund and the Sustainable Mid Cap Opportunities Fund)

Investing in Illiquid Securities.  (All Funds other than the Low Duration Bond Fund)

Investing in Restricted Securities. (The Balanced Fund, the Common Stock Fund, the Government Securities Fund, the International Equity Fund, the Mid Cap Fund and the Small Company Fund)

Diversifying Investments with Respect to 75% of Assets.  (The Balanced Fund, the Common Stock Fund, the Government Securities Fund, the International Equity Fund, the Low Duration Bond Fund, the Mid Cap Fund, the Multi-Asset Income Fund, the Small Company Fund, the Sustainable Core Opportunities Fund, the Sustainable Mid Cap Opportunities Fund and the Total Return Bond Fund)

Changing the Investment Objective from a Fundamental Investment Policy to a Non-Fundamental Investment Policy.  (The Balanced Fund, the Common Stock Fund, the Government Securities Fund, the International Equity Fund, the Mid Cap Fund, the Sustainable Core Opportunities Fund and the Sustainable Mid Cap Opportunities Fund)

Government Securities Fund – New Advisory Fee

The shareholders of the Government Securities Fund approved an amendment to the advisory fee schedule, effective March 3, 2015.  Under the new advisory fee schedule, the Government Securities Fund will pay to Sentinel Asset Management, Inc., the Fund’s investment advisor, a monthly fee determined as follows:

First $500 million of the Fund’s average daily net assets            0.45% per annum

The $500 million of such assets                                                       0.40% per annum

The next $1 billion of such assets                                                    0.35% per annum

The next $2 billion of such assets                                                    0.30% per annum

Such assets in excess of $4 billion                                                    0.25% per annum

Adjournment of Meeting with Respect to Certain Proposals

The Shareholder Meeting was adjourned until March 16, 2015 at 10:00 a.m. with respect to the following proposals:

Sentinel Low Duration Bond Fund.  Proposals 2C, 2E, 2G, 2H, 2J, 2K, 2L, 2M, 2O, 2P, 2R and 3

Sentinel Multi-Asset Income Fund.  Proposal 2R

Sentinel Small Company Fund.  Proposal 2R

Georgia Municipal Bond Fund.  Proposal 2R